UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Value Opportunities Fund (JGV)
March 31, 2009

Shares	Description (1)	Value

	Common Stocks – 69.2%

	Aerospace & Defense – 1.4%

92,800	Thales S.A.	$3,514,055

	Capital Markets – 1.3%

1,218,027	Endeavor Financial Corporation, Corporate Shares S, 144A	1,449,112
195,615	UBS AG	1,844,649

	Total Capital Markets	3,293,761

	Commercial Banks – 1.6%

719,500	Bangkok Bank Public Company Limited	1,522,318
46,000	Bangkok Bank Public Company Limited, NVDR	96,609
90,603	Bank Hapoalim BM, (2)	166,959
112,100	Bank Leumi le-Israel B.M.	223,998
21,250	ICICI Bank Limited, ADR	282,413
12,095,500	Krung Thai Bank Public Company Limited	1,507,461
370,000	Metropolitan Bank & Trust Company	198,974
47,000	Turkiye Garanti Bankasi A.S.	66,522

	Total Commercial Banks	4,065,254

	Communications Equipment – 1.2%

371,600	LM Ericsson Telefonaktiebolaget	3,006,244

	Construction Materials – 0.1%

70,000	Akcansa Cimento A.S.	106,008
9,400	Cemex SAB de CV, Sponsored ADR, (2)	58,750

	Total Construction Materials	164,758

	Containers & Packaging – 0.1%

294,735	Turk Sise ve Cam Fabrikalari S.A., (2)	176,954

	Diversified Telecommunication Services – 5.7%

6,863	Chunghwa Telecom Co., Ltd, (2)	125,112
142,979	KT Corporation, Sponsored ADR	1,971,680
348,000	Nippon Telegraph and Telephone Corporation, ADR, (7)	6,622,440
360,000	Sprint Nextel Corporation, (2)	1,285,200
97,600	Telecom Egypt SAE	259,816
4,000,000	Telecom Italia S.p.A.	4,067,519

	Total Diversified Telecommunication Services	14,331,767

	Electric Utilities – 6.7%

78,000	Ameren Corporation, (7)	1,808,820
368,050	Centrais Electricas Brasileiras S.A., ADR Pref., (2)	3,927,094
20,000	Centrais Electricas Brasileiras S.A., ADR, (2)	216,600
9,825	Huaneng Power International Inc., Sponsored ADR	263,801
516,300	Korea Electric Power Corporation, Sponsored ADR, (2)	4,724,145
332,000	PNM Resources Inc.	2,742,320
85,000	Progress Energy, Inc.	3,082,100

	Total Electric Utilities	16,764,880

	Electronic Equipment & Instruments – 0.9%

105,000	Tech Data Corporation, (2)	2,286,900

	Energy Equipment & Services – 2.3%

501,000	BJ Services Company, (7)	4,984,950
20,000	Technip S.A.	705,030

	Total Energy Equipment & Services	5,689,980

	Food Products – 5.7%

53,625	Cresud S.A., ADR	389,318
347,525	Gruma S.A.B. de C.V., (2)	132,484
20,550	Industrias Bachoco S.A.B. de C.V., ADR	230,982
587,000	Smithfield Foods, Inc., (2)	5,553,020
822,000	Tyson Foods, Inc., Class A, (7)	7,718,580
820,000	Universal Robina Corporation	110,296

	Total Food Products	14,134,680

	Health Care Providers & Services – 0.7%

125,000	Health Net Inc., (2)	1,810,000

	Household Products – 0.4%

56,000	KAO Corporation	1,092,693

	Independent Power Producers & Energy Traders – 0.1%

2,225,000	Energy Development Corporation	179,834

	Internet Software & Services – 1.7%

337,000	eBay Inc., (2)	4,232,720

	Marine – 0.3%

82,000	Stolt-Nielsen S.A.	624,353

	Media – 0.8%

125,000	Scholastic Corporation	1,883,750

	Metals & Mining – 18.6%

352,062	AngloGold Ashanti Limited, Sponsored ADR, (7)	12,941,799
236,500	Barrick Gold Corporation, (7)	7,667,330
659,500	Crystallex International Corporation, (2)	171,470
22,397	First Uranium Corporation, (2)	118,664
131,200	Geovic Mining Corporation, (2)	55,152
358,534	Gold Fields Limited Sponsored ADR, (7)	4,065,776
7,200	Impala Platinum Holdings Limited, Sponsored ADR	121,536
4,550	Impala Platinum Holdings Limited	76,146
263,603	Ivanhoe Mines Ltd., (2)	1,621,158
3,146,732	Lihir Gold Limited, (2)	7,119,427
1,862,500	Minara Resources Limited	525,003
127,000	Mineral Deposits Limited, (2)	59,237
239,700	Newmont Mining Corporation, (7)	10,728,972
411,100	NovaGold Resources Inc., (2)	1,134,636
4,400	Silver Standard Resources, Inc., (2)	70,928

	Total Metals & Mining	46,477,234

	Oil, Gas & Consumable Fuels – 11.6%

9,680	Addax Petroleum Corporation	209,600
230,900	Arch Coal Inc., (7)	3,087,133
209,000	BP PLC, Sponsored ADR, (7)	8,380,900
270,559	Cameco Corporation, (7)	4,645,498
35,000	Chevron Corporation, (7)	2,353,400
173,100	Gazprom OAO, ADR	2,564,972
47,750	Petrobras Energia Participaciones S.A., ADR	271,698
2,845	PetroChina Company Limited, ADR	226,747
274,000	PetroChina Company Limited	217,888
17,425	Petroleo Brasileiro, Sponsored ADR	426,913
8,400	Royal Dutch Shell PLC, Class A, (7)	372,120
142,000	Royal Dutch Shell PLC, Class B, Sponsored ADR, (7)	6,192,620
1,875	S-Oil Corporation	76,764

	Total Oil, Gas & Consumable Fuels	29,026,253

	Paper & Forest Products – 0.1%

73,200	Mondi Ltd	155,092
15,955	Mondi Ltd	46,595

	Total Paper & Forest Products	201,687

	Pharmaceuticals – 4.5%

174,500	AstraZeneca PLC, Sponsored ADR, (7)	6,186,025
48,100	Doctor Reddy’s Laboratories Limited, Sponsored ADR	454,545
136,000	Pfizer Inc.	1,852,320
90,200	Sanofi-Aventis, Sponsored ADR, (7)	2,519,286
918,000	United Laboratories International Holdings Ltd	325,500

	Total Pharmaceuticals	11,337,676

	Real Estate Management & Development – 0.0%

25,075	IRSA Inversiones y Representaciones S.A., GDR (2)	98,796

	Software – 1.6%

221,000	Microsoft Corporation, (7)	4,059,770

	Specialty Retail – 0.4%

57,000	Lowe’s Companies, Inc., (7)	1,040,250

	Trading Companies & Distributors – 0.8%

189,000	Mitsui & Company Limited	1,925,396

	Water Utilities – 0.1%

16,200	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	345,871

	Wireless Telecommunication Services – 0.5%

31,100	China Unicom Hong Kong Limited, ADR	323,751
14,500	NII Holdings Inc., Class B, (2)	217,500
6,850	SK Telecom Company Limited, ADR	105,833
700	SK Telecom Company Limited	97,367
46,900	TIM Participacoes S.A., ADR	58,429
10,100	Turkcell Iletisim Hizmetleri A.S., ADR	124,129
51,600	Turkcell Iletisim Hizmetleri SA	252,765
4,977	Vivo Participacoes S.A., ADR	63,077

	Total Wireless Telecommunication Services	1,242,851

	Total Common Stocks (cost $254,173,890)	173,008,367

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 2.4%

	Communications Equipment – 2.4%

21,358	Lucent Technologies Capital Trust I	7.750%	B3	$6,044,314

	Total Convertible Preferred Securities (cost $22,014,415)			6,044,314

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Mortgage-Backed Securities – 4.6%

	Residentials – 4.6%

$172	Fannie Mae Mortgage Pool 100195, (4)	5.07%	8/20/22	AAA	$169,796
190	Fannie Mae Mortgage Pool 357922	3.88%	3/01/34	AAA	193,835
32	Fannie Mae Mortgage Pool 708743	4.12%	6/01/33	AAA	32,287
61	Fannie Mae Mortgage Pool 713939	4.67%	4/01/33	AAA	62,236
663	Fannie Mae Mortgage Pool 816594	4.91%	2/01/35	AAA	677,403
24,259	Fannie Mae Mortgage Pool Strips 345-17 (I/O)	4.50%	5/01/20	AAA	2,297,884
725	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI (I/O)	4.50%	3/25/18	AAA	40,819
1,488	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI (I/O)	4.50%	5/25/19	AAA	115,911
3,895	Fannie Mae, Collateralized Mortgage Obligations, Series 2005-69, Class PI (I/O)	4.50%	8/25/25	AAA	311,042
2,822	Federal Home Loan Collateralized Mortgage, Series 2595 (I/O)	5.00%	6/15/21	AAA	174,011
1,461	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780184	4.52%	1/01/33	AAA	1,469,725
96	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	3.81%	2/01/33	AAA	96,863
2,821	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640 (I/O)	4.50%	8/15/17	AAA	123,413
881	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class IA (I/O)	4.50%	3/15/18	AAA	53,822
795	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI (I/O)	4.50%	2/15/19	AAA	60,944
2,385	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2627 BI (I/O)	5.00%	8/15/25	AAA	35,242
1,172	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI (I/O)	4.50%	1/15/19	AAA	84,720
319	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI (I/O)	4.50%	5/15/18	AAA	40,798
68	Federal Home Loan Mortgage Corporation, Pool 789045	2.99%	2/01/32	AAA	67,670
1,205	Freddie Mac Mortgage Pool 2479	6.00%	5/15/31	AAA	1,223,006
4,132	GNMA Mortgage Pool 081832	5.00%	1/20/37	AAA	4,154,189

49,642	Total Residentials				11,485,616

$49,642	Total Mortgage-Backed Securities (cost $14,427,382)				11,485,616

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 8.5%

	Airlines – 1.8%

$5,175	JetBlue Airways Corporation	3.750%	3/15/35	CCC	$4,528,125

	Auto Components – 0.4%

1,463	Magna International Inc., Class A	6.500%	3/31/10	N/R	1,122,662

	Automobiles – 0.1%

600	Tata Motors Limited, (4)	0.000%	7/12/12	B+	370,525

	Health Care Providers & Services – 1.4%

5,129	Omnicare, Inc.	3.250%	12/15/35	B+	3,385,140

	Hotels, Restaurants & Leisure – 1.1%

3,210	Punch Taverns Corporation, Convertible Bonds	5.000%	12/14/10	N/R	2,775,036

	Metals & Mining – 1.6%

3,650	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	CCC-	2,240,188
4,480	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	1,797,600

8,130	Total Metals & Mining				4,037,788

	Oil, Gas & Consumable Fuels – 0.9%

7,500	Delta Petroleum Corporation, Convertible Bond	3.750%	5/01/37	CC	1,893,750
700	Magnolia Finance, Convertible to MOL Hungarian Oil & Gas, (4)	0.000%	3/20/49	B+	309,979

8,200	Total Oil, Gas & Consumable Fuels				2,203,729

	Wireless Telecommunication Services – 1.2%

4,104	NII Holdings Inc.	3.125%	6/15/12	N/R	2,872,800

$36,011	Total Convertible Bonds (cost $27,728,511)				21,295,805

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 7.6%

	Asset Backed Securities – 0.2%

$585	Toyota Motor Credit Corporation	10.000%	10/19/22	AA+	$573,300

	Capital Markets – 0.2%

3,979	Lehman Brothers Holdings Inc., Trust 00650, (5)	5.920%	7/26/21	N/R	497,375

	Diversified Telecommunication Services – 0.5%

1,281	Telecom Italia Capital	4.875%	10/01/10	BBB	1,253,870

	Electrical Equipment – 0.1%

322	UCAR Finance Inc.	10.250%	2/15/12	Ba3	293,020

	Energy Equipment & Services – 0.7%

3,876	Calfrac Holdings LP, 144A	7.750%	2/15/15	B+	1,860,480

	Household Products – 0.9%

3,000	Elizabeth Arden Inc.	7.750%	1/15/14	B+	2,145,000

	Media – 0.7%

2,360	Scholastic Corporation	5.000%	4/15/13	BB	1,834,900

	Metals & Mining – 1.8%

8,300	MagIndustries Corporation, (4)	11.000%	12/20/12	N/R	2,963,515
2,000	Phelps Dodge Corporation	7.125%	11/01/27	Baa2	1,503,346

10,300	Total Metals & Mining				4,466,861

	Oil, Gas & Consumable Fuels – 1.3%

5,773	Delta Petroleum Corporation	7.000%	4/01/15	CC	1,876,225
2,000	Ship Finance International Limited	8.500%	12/15/13	B+	1,370,000

7,773	Total Oil, Gas & Consumable Fuels				3,246,225

	Paper & Forest Products – 0.1%

2,000	Bowater Inc., (5)	9.500%	10/15/12	Ca	190,000

	Road & Rail – 0.4%

1,000	CSX Transportation, Inc.	9.750%	6/15/20	BBB-	1,040,456

	Specialty Retail – 0.7%

3,450	Office Depot Inc.	6.250%	8/15/13	B-	1,624,439

$39,926	Total Corporate Bonds (cost $33,154,226)				19,025,926

Shares	Description (1)	Value

	Warrants – 2.4%

609,013	Endeavor Financial Corporation, 144A	$256,010
1,130,499	NovaGold Resources Inc., (2)	5,683,584

	Total Warrants (cost $1,549,297)	5,939,594

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 8.0%

$19,913	Repurchase Agreement with State Street Bank, dated 3/31/09, repurchase price $19,913,292, collateralized by $20,340,000 U.S. Treasury Bills, 0.000%, due 8/27/09, value $20,315,592	0.100%	4/01/09	$19,913,237

	Total Short-Term Investments (cost $19,913,237)			19,913,237

	Total Investments (cost $372,960,958) – 102.7%			256,712,859

Shares	Description (1)	Value

	Common Stocks Sold Short – (3.9)%

	Chemicals – (0.2)%

(13,500)	Sigma-Aldrich Corporation	$(510,165)

	Commercial Services & Supplies – (0.3)%

(4,000)	Strayer Education Inc.	(719,480)

	Diversified Consumer Services – (0.4)%

(8,100)	ITT Educational Services, Inc., (2)	(983,502)

	Health Care Equipment & Supplies – (1.1)%

(25,700)	C. R. Bard, Inc.	(2,048,804)
(12,900)	Chattem Inc., (2)	(723,045)

	Total Health Care Equipment & Supplies	(2,771,849)

	Specialty Retail – (1.9)%

(29,600)	AutoZone, Inc., (2)	(4,813,552)

	Total Common Stocks Sold Short (proceeds $9,616,951)	(9,798,548)

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (6)	Date	Price	Value

	Call Options Written – (2.3)%

(780)	Ameren Corporation	$(2,730,000)	6/20/09	$35.00	$(11,700)
(1,690)	AngloGold Ashanti Limited	(5,915,000)	1/16/10	35.00	(1,470,300)
(1,740)	Arch Coal Inc.	(2,610,000)	4/18/09	15.00	(82,650)
(569)	Arch Coal Inc.	(1,422,500)	4/18/09	25.00	(2,845)
(1,745)	AstraZeneca PLC	(6,980,000)	1/16/10	40.00	(427,525)
(1,492)	Barrick Gold Corporation	(7,460,000)	1/16/10	50.00	(309,590)
(2,505)	BJ Services Company	(3,757,500)	1/16/10	15.00	(194,138)
(1,045)	BP PLC	(5,225,000)	1/16/10	50.00	(214,225)
(1,045)	BP PLC	(6,270,000)	1/16/10	60.00	(73,150)
(1,352)	Cameco Corporation	(3,042,000)	1/16/10	22.50	(216,320)
(175)	Chevron Corporation	(1,487,500)	1/16/10	85.00	(56,000)
(175)	Chevron Corporation	(1,750,000)	1/16/10	100.00	(18,375)
(1,624)	Gold Fields Limited	(2,030,000)	7/18/09	12.50	(198,940)
(570)	Lowe’s Companies Inc.	(997,500)	1/16/10	17.50	(213,750)
(1,105)	Microsoft Corporation	(1,933,750)	1/16/10	17.50	(372,938)
(1,105)	Microsoft Corporation	(2,210,000)	1/16/10	20.00	(247,520)
(1,353)	Newmont Mining Corporation	(7,441,500)	1/16/10	55.00	(693,412)
(1,740)	Nippon Telegraph & Telephone Corporation	(3,915,000)	9/19/09	22.50	(165,300)
(1,740)	Nippon Telegraph & Telephone Corporation	(4,350,000)	9/19/09	25.00	(87,000)
(710)	Royal Dutch Shell PLC	(3,550,000)	7/18/09	50.00	(124,250)
(902)	Sanofi-Aventis	(2,706,000)	1/16/10	30.00	(207,460)
(2,602)	Tyson Foods Inc.	(2,602,000)	1/16/10	10.00	(409,815)

(27,764)	Total Call Options Written (premiums received $7,463,715)	(80,385,250)			(5,797,203)

	Other Assets Less Liabilities – 3.5%				8,868,208

	Net Assets – 100%				$249,985,316

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$166,501,987	$86,397,057	$3,813,815	$256,712,859
Securities sold short	(9,798,548)	—	—	(9,798,548)
Call options written	(5,797,203)	—	—	(5,797,203)

Total	$150,906,236	$86,397,057	$3,813,815	$241,117,108

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$4,374,361
Gains (losses):
Net realized gains (losses)	43
Net change in unrealized appreciation (depreciation)	(1,166,696)
Net purchases at cost (sales at proceeds)	277,046
Net discounts (premiums)	26,206
Net transfers in to (out of) at end of period fair value	302,855

Balance at end of period	$3,813,815

Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”. This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value

Equity Price	Options	—	$—	Call options written, at value	$5,797,203

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies, the treatment of paydown gains and losses, recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2009, the cost of investments (excluding proceeds received on securities sold short and call options written) was $373,232,879.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short and call options written) at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$6,747,566
Depreciation	(123,267,586)

Net unrealized appreciation (depreciation) of investments	$(116,520,020)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(5)
This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(7)	Investment, or portion of investment, has been pledged as collateral to cover call options written.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

NVDR	Non-Voting Depository Receipt.

N/R	Not rated.

I/O	Interest only security.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009